Investments OTTI Credit Losses Recognized in Earnings (Parenthetical) (Detail) (Actual Cash Flow Recovery, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Actual Cash Flow Recovery
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	$ 4.3	$ 2.6	$ 1.4